8. Other Payables (Details)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 U.S. Dollars USD ($)
Social welfare accrual	9,469,618	9,469,618	$ 1,519,978
Expenses payable to employees	1,682,431	1,463,057	270,049
Accrued payroll taxes	3,027,024	1,411,652	485,871
Miscellaneous payable	2,741,348	180,973	440,017
Total other payables	16,920,421	12,525,300	$ 2,715,915